Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Deposits
Non-interest-bearing demand deposits	SFr 4,608	SFr 6,949
Interest-bearing demand deposits	155,493	160,362
Savings deposits	63,007	62,913
Time deposits	155,525	133,535
Total deposits	378,633	363,759
of which due to banks	22,800	21,054
of which customer deposits	355,833	342,705
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	155,458	133,223
Overdrawn deposits not included in total deposits, reclassified as loans	1	2
Foreign
Deposits
Non-interest-bearing demand deposits	1,645	3,779
Interest-bearing demand deposits	33,440	33,627
Savings deposits	2	5
Time deposits	119,807	101,268
Total deposits	154,894	138,679
Switzerland
Deposits
Non-interest-bearing demand deposits	2,963	3,170
Interest-bearing demand deposits	122,053	126,735
Savings deposits	63,005	62,908
Time deposits	35,718	32,267
Total deposits	223,739	225,080
Bank
Deposits
Non-interest-bearing demand deposits	4,602	6,937
Interest-bearing demand deposits	152,262	157,311
Savings deposits	54,507	54,620
Time deposits	156,273	134,292
Total deposits	367,644	353,160
of which due to banks	23,066	21,460
of which customer deposits	344,578	331,700
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000	156,211	133,988
Overdrawn deposits not included in total deposits, reclassified as loans	0	2
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	1,646	3,780
Interest-bearing demand deposits	33,765	33,975
Savings deposits	2	5
Time deposits	119,827	101,280
Total deposits	155,240	139,040
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	2,956	3,157
Interest-bearing demand deposits	118,497	123,336
Savings deposits	54,505	54,615
Time deposits	36,446	33,012
Total deposits	SFr 212,404	SFr 214,120